Business developments (Details) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition
Issued shares (in shares)		2,447,747,720	2,556,011,720	2,556,011,720	2,556,011,720
Other Revenue, Other Investments		SFr 769	SFr 1,141	SFr 337
Bank
Business Acquisition
Issued shares (in shares)	[1]	4,399,680,200	4,399,680,200
Other Revenue, Other Investments		SFr 769	SFr 1,142	SFr 335
Credit Suisse InvestLab AG
Business Acquisition
Other Revenue, Other Investments		268
York Capital Management
Business Acquisition
Other Revenue, Other Investments		SFr (414)

[1]	The Bank's total share capital is fully paid and consists of 4,399,680,200 registered shares as of December 31, 2020. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.